Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Current tax:
Total current tax	£ 1,315	£ 1,006
Deferred tax:
Income tax credit	1,310	1,000
U.K. [member]
Current tax:
In respect of current period	1,315	1,007
U.S. [member]
Current tax:
In respect of current period		(1)
Deferred tax:
In respect of current period	(4)	£ (6)
In respect of prior period	£ (1)